Summary of Significant Accounting Policies - Net Loss per Common Share (Details)	Dec. 31, 2020 shares
Class B Common Stock | Over-Allotment Option
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Maximum shares subject to forfeiture	2,250,000